LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
March 31, 2020 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amouont	Value
ASSET BACKED SECURITIES: 11.42%
321 Henderson Receivables I LLC
Series 2006-1A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	03/15/2041	0.90%	$549,762	$529,431
Series 2006-4A A1 (1 Month LIBOR USD + 0.200%) (a)(c)	12/15/2041	0.90%	671,122	652,097
Series 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	1.05%	112,974	107,628
American Express Credit Account Master Trust, 2019-1 A	10/15/2024	2.87%	2,390,000	2,462,603
American Homes 4 Rent Trust, 2014 SFR2 A (a)	10/17/2036	3.79%	758,516	762,181
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	500,000	463,398
Avid Automobile Receivables Trust, 2018-1 A (a)	08/15/2023	2.84%	408,412	406,134
Barclays Dryrock Issuance Trust, 2017-2 A (1 Month LIBOR USD + 0.300%) (c)	05/15/2023	1.00%	3,225,000	3,209,459
California Republic Auto Receivables Trust, 2018-1 A3	08/15/2022	3.14%	750,126	750,009
Capital Auto Receivables Asset Trust, 2018-2 A2 (a)	02/22/2021	3.02%	11,499	11,491
Carmax Auto Owner Trust
Series 2019-1 A3	03/15/2024	3.05%	2,450,000	2,491,150
Series 2020-1 A-3	12/16/2024	1.89%	4,150,000	4,162,781
Chase Issuance Trust, 2020 A1 A1	01/15/2025	1.53%	3,850,000	3,875,924
Citibank Credit Card Issuance Trust, 2018-A3 A3	05/23/2025	3.29%	3,500,000	3,598,031
Conn's Receivables Funding LLC, 2018-A A (a)	07/17/2023	3.25%	378,746	369,775
Corevest American Finance Trust, 2020-1 A-1 (a)	03/17/2050	1.83%	500,000	481,018
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,999,888	1,932,871
Dell Equipment Finance Trust, 2018-1 A2B (1 Month LIBOR USD + 0.300%) (a)(c)	10/22/2020	1.22%	2,361	2,359
Diamond Resorts Owner Trust, 2018-1 A (a)	01/21/2031	3.70%	1,604,216	1,588,276
Discover Card Execution Note Trust, 2018-2 A (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	1.03%	2,775,000	2,714,569
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	3.04%	1,070,363	1,001,720
Entergy New Orleans Storm Recovery Funding LLC, 2015-1 A	06/01/2027	2.67%	1,000,855	998,504
Evergreen Credit Card Trust, 2018-2 A (1 Month LIBOR USD + 0.350%) (a)(b)(c)	07/15/2022	1.05%	1,975,000	1,964,461
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	2,244,000	2,244,055
Ford Credit Auto Owner Trust
Series 2016-1 A (a)	08/15/2027	2.31%	2,350,000	2,328,564
Series 2018-2 A (a)	01/15/2030	3.47%	1,400,000	1,406,077
GLS Auto Receivables Trust, 2018-2A A (a)	04/18/2022	3.25%	287,570	285,273
GM Financial Consumer Automobile Receivables Trust, 2020-1 A-3	09/16/2024	1.84%	1,680,000	1,681,214
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	3,158,204	2,676,770
Honda Auto Receivables Owner Trust, 2019-1 A-3	03/20/2023	2.83%	4,807,000	4,884,392
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	1.65%	1,479,264	1,342,538
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.60%	2,491,494	2,295,849
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.80%	2,843,115	2,636,866
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.90%	944,205	875,666
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	2.45%	2,275,000	1,873,504
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	1.77%	879,287	840,376
MVW Owner Trust
Series 2019-1A A (a)	11/20/2036	2.89%	1,744,401	1,628,770
Series 2019-2A A (a)	10/20/2038	2.22%	2,160,821	1,983,754
Planet Fitness Master Issuer LLC, 2018-1A A2I (a)	09/05/2048	4.26%	2,048,800	1,930,851
Progress Residential Trust
Series 2017-SFR1 A (a)	08/17/2034	2.77%	3,276,199	3,233,797
Series 2019-SFR4 B (a)	11/17/2036	2.94%	1,300,000	1,237,085
Sierra Receivables Funding LLC, 2018 3A A (a)	09/20/2035	3.69%	1,754,800	1,754,697
SMB Private Education Loan Trust, 2018-C A1 (1 Month LIBOR USD + 0.300%) (a)(c)	09/15/2025	1.00%	189,415	189,220
SoFi Professional Loan Program LLC
Series 2016-C A2B (a)	12/27/2032	2.36%	1,436,993	1,442,254
Series 2016-D A-2B (a)	04/25/2033	2.34%	1,238,239	1,239,455
Series 2015-C A2 (a)	08/25/2033	2.51%	734,330	739,589
Series 2016-A A2 (a)	12/26/2036	2.76%	2,170,888	2,188,467
Starwood Waypoint Homes Trust, 2017-1 A (1 Month LIBOR USD + 0.950%) (a)(c)	01/22/2035	1.65%	1,581,261	1,448,686
Synchrony Card Issuance Trust, 2018-A1 A1	09/15/2024	3.38%	2,935,000	2,942,924
TCF Auto Receivables Owner Trust, 2016-PT1 A (a)	06/15/2022	1.93%	420,962	417,982
Tricon American Homes Trust
Series 2016-SFR1 A (a)	11/17/2033	2.59%	337,036	331,327
Series 2017-SFR1 A (a)	09/19/2034	2.72%	2,819,904	2,771,125
Verizon Owner Trust
Series 2018-1A A1B (1 Month LIBOR USD + 0.260%) (a)(c)	09/20/2022	1.03%	4,525,000	4,498,483
Series 2018-A A1A	04/20/2023	3.23%	5,600,000	5,667,340
Series 2019-B A1A	12/20/2023	2.33%	2,597,000	2,612,858
Series 2019-C A1A	04/20/2024	1.94%	705,000	672,031
Series 2020-A A	07/20/2024	1.85%	6,765,000	6,599,911
TOTAL ASSET BACKED SECURITIES (Cost $107,852,601)				105,437,620

CORPORATE BONDS: 22.31%
Aerospace/Defense: 0.15%
L3Harris Technologies, Inc. (a)	02/15/2021	4.95%	1,005,000	1,026,568
United Technologies Corp.	08/16/2023	3.65%	312,000	328,072
				1,354,640
Agriculture: 0.22%
Altria Group, Inc.	02/14/2024	3.80%	2,025,000	2,052,513

Auto Manufacturers: 0.44%
General Motors Financial Co., Inc.	05/09/2023	3.70%	2,375,000	2,136,284
Toyota Motor Credit Corp.	03/30/2023	2.90%	1,870,000	1,881,370
				4,017,654
Banks: 9.56%
Banco Santander SA (b)	02/23/2023	3.13%	2,800,000	2,669,037
Bank of America Corp.	10/21/2022	2.50%	6,155,000	6,170,743
Bank of America Corp.	01/11/2023	3.30%	4,240,000	4,392,809
Bank of Montreal (b)	03/26/2022	2.90%	1,770,000	1,792,678
Bank of New York Mellon Corp.	02/07/2022	2.60%	1,000,000	1,008,315
BB&T Corp.	12/06/2023	3.75%	1,260,000	1,332,442
Citigroup, Inc.	01/14/2022	4.50%	2,515,000	2,610,988
Citigroup, Inc. (SOFR + 0.867%) (d)	11/04/2022	2.31%	1,895,000	1,887,786
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (d)	01/24/2023	3.14%	3,585,000	3,627,235
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (d)	06/01/2024	4.04%	2,105,000	2,199,741
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	2,130,000	2,150,037
Danske Bank (a)(b)	01/12/2022	5.00%	2,895,000	2,972,694
Goldman Sachs Group, Inc.	02/25/2021	2.88%	1,690,000	1,695,953
Goldman Sachs Group, Inc.	04/26/2022	3.00%	750,000	755,501
Goldman Sachs Group, Inc.	01/22/2023	3.63%	3,685,000	3,781,628
Goldman Sachs Group, Inc.	02/23/2023	3.20%	3,375,000	3,437,832
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	2,000,000	2,025,154
Huntington National Bank	04/01/2022	3.13%	1,735,000	1,768,012
ING Groep NV (b)	04/09/2024	3.55%	3,095,000	3,109,938
JP Morgan Chase & Co.	09/23/2022	3.25%	1,565,000	1,614,003
JP Morgan Chase & Co.	01/25/2023	3.20%	8,345,000	8,585,065
Morgan Stanley	11/01/2022	4.88%	1,900,000	1,993,833
Morgan Stanley	01/23/2023	3.13%	5,840,000	5,980,897
PNC Bank NA (3 Month LIBOR USD + 0.420%) (d)	12/09/2022	2.03%	3,130,000	3,137,613
Royal Bank of Canada (b)	04/29/2022	2.80%	1,555,000	1,575,888
Royal Bank of Canada (b)	11/01/2024	2.25%	1,855,000	1,863,960
Santander UK PLC (b)	01/13/2023	2.10%	2,255,000	2,183,469
SunTrust Banks, Inc.	03/03/2021	2.90%	2,500,000	2,505,658
SunTrust Banks, Inc.	08/01/2022	2.45%	1,655,000	1,658,818
Wells Fargo & Co.	02/13/2023	3.45%	4,195,000	4,304,454
Zions Bancorp NA	03/04/2022	3.35%	3,585,000	3,515,803
				88,307,984
Beverages: 0.29%
Anheuser-Busch InBev Finance, Inc.	02/01/2023	3.30%	2,590,000	2,666,017

Chemicals: 0.20%
DuPont de Nemours, Inc.	11/15/2023	4.21%	1,765,000	1,858,475

Diversified Financial Services: 1.58%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	2,490,000	2,255,105
Air Lease Corp.	07/03/2023	3.88%	2,150,000	1,789,910
American Express Co.	05/20/2022	2.75%	505,000	513,219
American Express Co.	07/30/2024	2.50%	2,000,000	2,023,108
Capital One Bank	02/15/2023	3.38%	1,700,000	1,674,368
CDP Financial, Inc. (a)(b)	03/07/2022	2.75%	2,190,000	2,276,997
Charles Schwab Corp.	01/25/2023	2.65%	1,905,000	1,932,575
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	1,930,000	2,063,679
				14,528,961
Electric: 0.41%
Exelon Generation Co. LLC	03/15/2022	3.40%	620,000	627,564
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	3,100,000	3,149,529
				3,777,093

Electronics: 0.15%
Roper Technologies, Inc.	12/15/2020	3.00%	1,395,000	1,397,884

Environmental Control: 0.17%
Waste Management, Inc.	06/15/2024	2.95%	1,530,000	1,555,473

Food: 0.15%
Tyson Foods, Inc.	06/15/2022	4.50%	1,365,000	1,411,454

Household Products & Wares: 0.18%
Clorox Co.	09/15/2022	3.05%	1,600,000	1,654,329

Insurance: 0.89%
Aon Corp.	11/15/2022	2.20%	3,660,000	3,643,150
Berkshire Hathaway, Inc.	03/15/2021	2.20%	2,835,000	2,848,558
Voya Financial, Inc.	07/15/2024	3.13%	1,765,000	1,753,781
				8,245,489
Machinery - Diversified: 0.16%
John Deere Capital Corp.	01/08/2021	2.55%	1,495,000	1,499,983

Media: 1.48%
CBS Corp.	03/01/2022	3.38%	1,385,000	1,378,502
Comcast Corp.	04/15/2024	3.70%	7,625,000	8,182,778
Discovery Communications LLC	04/01/2023	3.25%	2,150,000	2,143,627
Walt Disney Co.	03/24/2025	3.35%	1,825,000	1,988,444
				13,693,351
Miscellaneous Manufacturing: 0.48%
General Electric Co.	01/07/2021	4.63%	1,345,000	1,348,985
Ingersoll-Rand Global Holding Co. Ltd.	06/15/2023	4.25%	1,415,000	1,530,479
Parker-Hannifin Corp.	06/14/2024	2.70%	1,540,000	1,533,496
				4,412,960
Oil & Gas: 0.63%
BP Capital Markets PLC (b)	03/11/2021	4.74%	1,000,000	1,005,059
Diamondback Energy, Inc.	12/01/2024	2.88%	1,865,000	1,302,694
Occidental Petroleum Corp.	03/15/2021	4.85%	1,352,000	1,134,992
Saudi Arabian Oil Co. (a)(b)	04/16/2022	2.75%	2,150,000	2,106,252
Shell International Finance BV (b)	05/11/2020	2.13%	300,000	299,687
				5,848,684
Pharmaceuticals: 1.03%
AbbVie, Inc.	11/06/2022	2.90%	1,015,000	1,026,063
AbbVie, Inc. (a)	11/21/2022	2.30%	1,805,000	1,806,414
Bristol-Myers Squibb Co. (a)	02/20/2023	3.25%	2,480,000	2,604,138
CVS HEALTH Corp.	06/01/2021	2.13%	1,500,000	1,501,602
CVS HEALTH Corp.	08/12/2024	3.38%	2,460,000	2,538,060
				9,476,277
Pipelines: 0.54%
Energy Transfer Operating LP	05/15/2025	2.90%	790,000	660,583
Enterprise Products Operating LLC	02/15/2021	2.80%	2,265,000	2,261,864
ONEOK, Inc.	09/01/2024	2.75%	775,000	627,253
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	1,500,000	1,463,125
				5,012,825
Real Estate Investment Trusts: 1.13%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	2,515,000	2,569,145
Camden Property Trust	12/15/2022	2.95%	1,457,000	1,461,174
Digital Realty Trust LP	10/01/2022	3.63%	1,425,000	1,454,153
Essex Portfolio LP	08/15/2022	3.63%	2,705,000	2,680,567
Highwoods Realty LP	06/15/2021	3.20%	907,000	917,418
Kilroy Realty LP	01/15/2023	3.80%	1,300,000	1,323,244
				10,405,701
Software: 0.46%
Fiserv, Inc.	07/01/2024	2.75%	3,060,000	3,071,637
Microsoft Corp.	02/06/2022	2.40%	1,180,000	1,212,869
				4,284,506
Telecommunications: 1.46%
AT&T, Inc.	02/17/2021	2.80%	3,635,000	3,651,090
AT&T, Inc.	03/11/2024	3.90%	4,150,000	4,355,524
Verizon Communications, Inc.	03/15/2021	3.45%	2,200,000	2,228,981
Verizon Communications, Inc.	09/15/2023	5.15%	2,895,000	3,215,518
				13,451,113
Transportation: 0.55%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	1,580,000	1,646,333
CSX Corp.	11/01/2023	3.70%	2,110,000	2,219,878
FedEx Corp.	08/01/2022	2.63%	1,190,000	1,179,796
				5,046,007
TOTAL CORPORATE BONDS (Cost $206,865,091)				205,959,373

MORTGAGE BACKED SECURITIES: 14.93%
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	1,415,000	1,196,058
Barclays Commercial Mortgage Securities LLC, 2015-VFM A1 (a)	03/12/2036	2.47%	1,436,648	1,385,934
BX Commercial Mortgage Trust, 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.62%	2,866,202	2,726,287
Citigroup Commercial Mortgage Trust, 2019-PRM B (a)	05/10/2035	3.64%	2,100,000	1,971,098
Comm Mortgage Trust
Series 2013 CR6 A4	03/10/2046	3.10%	615,000	627,586
Series 2013 CR10 A4 (d)	08/10/2046	4.21%	615,000	651,226
Series 2014-UBS2 AM	03/12/2047	4.20%	2,450,000	2,508,327
Series 2014-LC17 A5	10/11/2047	3.92%	724,000	771,346
Series 2014-CR21 A3	12/10/2047	3.53%	1,689,493	1,769,421
Series 2015-CCR27 AM	10/13/2048	3.98%	2,000,000	2,039,115
Connecticut Avenue Securities Trust
Series 2019 R06 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	09/26/2039	1.70%	251,107	244,726
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	1.70%	1,974,514	1,895,323
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	1.75%	2,082,984	1,991,653
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.68%	1,000,000	939,907
Fannie Mae Aces
Series 2017-M12 A1	06/25/2027	2.75%	5,766,365	5,986,585
Series 2019-M6 A1	08/25/2028	3.30%	5,642,582	6,069,687
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	3.55%	1,803,738	1,618,376
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.95%	1,957,821	1,791,407
Series 2017-C02 2ED4 (1 Month LIBOR USD + 0.850%) (c)	09/25/2029	1.80%	1,430,000	1,224,266
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	1.40%	1,738,000	1,399,476
FDIC Guaranteed Notes Trust, 2010-S4 A (1 Month LIBOR USD + 0.720%) (a)(c)	12/04/2020	2.38%	275,108	271,244
FHLMC Multifamily Structured Pass Through Certificates
Series K-059 A1	09/25/2025	2.76%	1,896,444	2,007,629
Series 3855 HE	02/15/2026	2.50%	55	55
Series K-C06 A1	02/25/2026	2.17%	4,085,000	4,271,551
Flagstar Mortgage Trust
Series 2017-2 A5 (a)(d)	10/25/2047	3.50%	2,030,756	2,010,300
Series 2018-4 A4 (a)(d)	07/25/2048	4.00%	760,855	754,245
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	2.15%	1,716,784	1,671,600
Series 2017-HQA3 M2 (1 Month LIBOR USD + 2.350%) (c)	04/25/2030	3.30%	1,739,357	1,493,227
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	3.35%	2,000,000	1,714,147
Series 2019-HQA3 M1 (1 Month LIBOR USD + 0.750%)(a)(c)	09/27/2049	1.70%	868,726	851,035
Series 2019-HQA4 M1 (1 Month LIBOR USD + 0.770%) (a)(c)	11/26/2049	1.72%	2,256,966	2,181,925
Series 2020-DNA1 M1 (1 Month LIBOR USD + 0.700%) (a)(c)	01/25/2050	1.65%	3,412,000	3,308,966
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	2,017,616	2,026,396
Series 2016-SB22 A7F (d)	09/25/2023	1.98%	3,803,304	3,806,968
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	3,314,818	3,347,209
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	3,607,948	3,765,209
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	5,935,751	6,241,750
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	2,395,491	2,412,666
GS Mortgage Securities Trust
Series 2017-SLP A (a)	10/12/2032	3.42%	3,000,000	2,787,486
Series 2019-600C A (a)	09/12/2034	2.94%	2,065,000	2,005,028
Series 2010-C2 A1 (a)	12/10/2043	3.85%	27,914	27,948
Series 2013-GCJ16 B (d)	11/10/2046	5.16%	206,000	214,126
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,032,501
Series 2015-GC28 A5	02/12/2048	3.76%	1,985,000	2,002,144
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2018-BCON A (a)	01/07/2031	3.73%	3,630,000	3,646,661
Series 2010-C2 A3 (a)	11/15/2043	4.07%	2,624,104	2,558,800
Series 2013 C13 A4 (d)	01/18/2046	3.99%	516,424	542,527
Series 2014-C23 ASB	09/17/2047	3.66%	2,626,204	2,702,056
Series 2013 C10 AS	12/17/2047	3.37%	200,000	200,691

JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	723,756	716,351
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	1,096,128	1,081,823
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	1,627,846	1,625,500
Series 2018-5 A5 (a)(d)	10/25/2048	3.50%	1,739,439	1,725,969
Series 2018-8 A5 (a)(d)	01/25/2049	4.00%	859,229	860,792
Series 2018-9 A5 (a)(d)	02/25/2049	4.00%	973,395	971,371
Series 2018-9 A15 (a)(d)	02/25/2049	4.00%	211,181	208,739
Series 2019-2 A4 (a)(d)	08/25/2049	4.00%	434,214	429,475
Ladder Capital Commercial Mortgage Trust, 2013-GCP A1 (a)	02/15/2036	3.57%	2,623,522	2,610,533
Morgan Stanley Capital I Trust, 2017-CLS A (1 Month LIBOR USD + 0.700%) (a)(c)	11/15/2034	1.40%	2,785,000	2,636,484
Natixis Commercial Mortgage Securities Trust, 2018 285M A (a)(d)	11/15/2032	3.92%	1,000,000	991,090
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	1.47%	58,373	58,336
New Residential Mortgage Loan Trust
Series 2015-1A A3 (a)(d)	05/28/2052	3.75%	851,892	875,564
Series 2014-2A A3 (a)(d)	05/25/2054	3.75%	783,151	803,823
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	1,588,538	1,634,768
Series 2017-1A A1 (a)(d)	02/25/2057	4.00%	2,091,266	2,165,018
Series 2017-2A A3 (a)(d)	03/25/2057	4.00%	2,286,914	2,375,008
Sequoia Mortgage Trust
Series 2017-1 A (a)(d)	02/25/2047	3.50%	1,868,820	1,879,729
Series 2018-CH4 A10 (a)(d)	10/25/2048	4.50%	636,562	630,750
Series 2019-5 A4 (a)(d)	12/25/2049	3.50%	944,630	955,496
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	2,318,369	2,333,341
Series 2020-2 A4 (a)(d)	03/25/2050	3.50%	2,182,540	2,191,764
Shellpoint Co-Originator Trust, 2017-2 A4 (a)(d)	10/25/2047	3.50%	834,833	835,034
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	1,010,134	1,019,300
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B (a)(d)	03/12/2046	3.65%	265,000	258,731
Series 2013-C6 B (a)(d)	04/12/2046	3.88%	700,000	689,513
Verus Securitization Trust, 2018-3 A-1 (a)(d)	10/25/2058	4.11%	925,878	907,895
Wells Fargo Commercial Mortgage Trust, 2012 LC5 AS	10/17/2045	3.54%	650,000	653,526
WFRBS Commercial Mortgage Trust
Series 2011-C3 A4 (a)	03/17/2044	4.38%	2,255,345	2,280,748
Series 2013-C13 AS	05/17/2045	3.35%	650,000	646,376
Series 2013-C14 A5	06/15/2046	3.34%	727,218	738,944
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,041,745
Series 2014-C22 AS (d)	09/17/2057	4.07%	350,000	357,230
TOTAL MORTGAGE BACKED SECURITIES (Cost $140,481,593)				137,854,660

MUNICIPAL BONDS: 1.66%
City of New York NY	08/01/2025	2.28%	4,180,000	4,192,874
Massachusetts Water Resources Authority	08/01/2025	2.08%	4,630,000	4,727,508
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	1,350,000	1,336,203
Nebraska Public Power District	01/01/2024	2.22%	1,700,000	1,721,522
State of Wisconsin	05/01/2026	2.10%	2,590,000	2,595,957
Water Works Board of the City of Birmingham	01/01/2024	2.20%	695,000	710,012
TOTAL MUNICIPAL BONDS (Cost $15,145,064)				15,284,076

U.S. GOVERNMENT AGENCY ISSUES: 8.36%
Federal Farm Credit Banks	11/27/2020	1.90%	3,000,000	3,032,482
Federal Farm Credit Banks	06/26/2023	1.77%	5,135,000	5,330,443
Federal Farm Credit Banks	07/17/2023	2.88%	10,985,000	11,825,821
Federal Home Loan Banks	06/10/2022	2.13%	14,115,000	14,657,497
Federal Home Loan Banks	06/10/2022	2.75%	6,015,000	6,324,192
Federal Home Loan Banks	06/09/2023	3.25%	15,200,000	16,516,767
Federal Home Loan Banks	09/08/2023	3.38%	9,000,000	9,909,497
Federal National Mortgage Association	04/12/2022	2.25%	3,500,000	3,628,720
Federal National Mortgage Association	09/06/2022	1.38%	5,855,000	5,996,111
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $73,146,120)				77,221,530

U.S. GOVERNMENT NOTES: 28.46%
United States Treasury Note	10/31/2021	1.50%	5,045,000	5,147,674
United States Treasury Note	01/15/2022	2.50%	15,925,000	16,574,441
United States Treasury Note	02/28/2022	1.13%	12,830,000	13,042,998
United States Treasury Note	03/31/2022	1.88%	23,445,000	24,220,700
United States Treasury Note	05/15/2022	1.75%	7,000,000	7,229,414
United States Treasury Note	07/15/2022	1.75%	14,000,000	14,479,609
United States Treasury Note	08/15/2022	1.50%	33,000,000	33,988,711
United States Treasury Note	09/15/2022	1.50%	6,785,000	6,994,381
United States Treasury Note	10/15/2022	1.38%	9,260,000	9,521,161
United States Treasury Note	10/31/2022	2.00%	13,245,000	13,836,886
United States Treasury Note	09/30/2023	2.88%	19,650,000	21,408,521
United States Treasury Note	12/31/2023	2.63%	2,275,000	2,470,685
United States Treasury Note	01/31/2024	2.25%	11,500,000	12,343,184
United States Treasury Note	02/15/2024	2.75%	5,000,000	5,464,453
United States Treasury Note	02/29/2024	2.38%	2,265,000	2,445,227
United States Treasury Note	03/31/2024	2.13%	6,295,000	6,741,306
United States Treasury Note	04/30/2024	2.00%	11,530,000	12,301,069
United States Treasury Note	05/15/2024	2.50%	8,440,000	9,183,116
United States Treasury Note	06/30/2024	1.75%	1,885,000	1,996,185
United States Treasury Note	09/30/2024	1.50%	16,795,000	17,647,871
United States Treasury Note	11/15/2024	2.25%	12,000,000	13,030,313
United States Treasury Note	02/15/2025	7.63%	1,500,000	2,023,418
United States Treasury Note	05/15/2025	2.13%	9,865,000	10,718,554
TOTAL U.S. GOVERNMENT NOTES (Cost $252,086,226)				262,809,877

SHORT TERM INVESTMENTS: 7.37%
U.S. GOVERNMENT NOTES: 1.09%
United States Treasury Note	04/15/2020	1.50%	5,000,000	5,002,714
United States Treasury Note	11/15/2020	1.75%	5,050,000	5,103,262
TOTAL U.S. GOVERNMENT NOTES (Cost $10,053,279)				10,105,976

MONEY MARKET FUND: 6.28%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.43% (e)(f)			57,981,956	57,981,956
TOTAL MONEY MARKET FUND (Cost $57,981,956)				57,981,956
TOTAL SHORT TERM INVESTMENTS (Cost $68,035,234)				68,087,932

TOTAL INVESTMENTS (Cost $863,611,930): 94.51%				872,655,068
Other Assets in Excess of Liabilities: 5.49% (g)				50,718,203
TOTAL NET ASSETS: 100.00%				$923,373,271

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2020, the value of these securities total $139,055,465 which represents 15.06% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2020.
(f)	A portion of this security is held by LCMFS Fund Limited and pledged as collateral for derivative contracts.
(g)	Includes assets pledged as collateral for derivative contracts.

LIBOR London Interbank Offered Rate
PLC	Public Limited Company
SOFR Securied Overnight Financing Rate

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Forward Currency Contracts
March 31, 2020 (Unaudited)

			Currency to be Received		Currency to be Delivered
Notional	Counterparty	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Abbreviation	Settlement Date	Abbreviation	March 31, 2020	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$33,257,247	DB	04/15/2020	AUD	$32,436,794	USD	$33,257,247	$–	$(820,453)
13,088,086	BAML	06/19/2020	AUD	12,717,341	USD	13,088,086	–	(370,745)
26,135,336	DB	04/15/2020	BRL	24,668,029	USD	26,135,336	–	(1,467,307)
6,506,960	DB	04/15/2020	CAD	6,446,079	USD	6,506,960	–	(60,881)
28,564,958	BAML	06/19/2020	CAD	28,204,624	USD	28,564,958	–	(360,334)
11,240,009	DB	04/15/2020	CHF	11,229,184	USD	11,240,009	–	(10,825)
47,301,148	BAML	06/19/2020	CHF	46,859,992	USD	47,301,148	–	(441,156)
1,232,733	DB	04/15/2020	CLP	1,177,019	USD	1,232,733	–	(55,714)
226,783	DB	04/15/2020	COP	195,501	USD	226,783	–	(31,282)
24,180,958	DB	04/15/2020	EUR	24,012,498	NOK	24,180,958	–	(168,460)
3,939,252	DB	04/15/2020	EUR	3,895,410	PLN	3,939,252	–	(43,842)
11,375,274	DB	04/15/2020	EUR	11,410,351	SEK	11,375,274	35,077	–
22,438,282	DB	04/15/2020	EUR	22,478,611	USD	22,438,282	40,329	–
45,690,024	BAML	06/19/2020	EUR	45,346,329	USD	45,690,024	–	(343,695)
28,730,560	DB	04/15/2020	GBP	28,427,734	USD	28,730,560	–	(302,826)
32,927,220	BAML	06/19/2020	GBP	32,642,942	USD	32,927,220	–	(284,278)
2,185,868	DB	04/16/2020	ILS	2,245,954	USD	2,185,868	60,086	–
3,832,607	DB	04/15/2020	INR	3,776,563	USD	3,832,607	–	(56,044)
47,452,870	DB	04/15/2020	JPY	47,268,432	USD	47,452,870	–	(184,438)
18,292,440	BAML	06/19/2020	JPY	18,182,500	USD	18,292,440	–	(109,940)
3,384,927	DB	04/16/2020	KRW	3,378,733	USD	3,384,927	–	(6,194)
5,637,496	DB	04/15/2020	MXN	5,124,294	USD	5,637,496	–	(513,202)
15,426,711	BAML	06/19/2020	MXN	14,591,431	USD	15,426,711	–	(835,280)
22,879,324	DB	04/15/2020	NOK	21,637,688	EUR	22,879,324	–	(1,241,636)
11,062,815	DB	04/15/2020	NOK	10,315,291	USD	11,062,815	–	(747,524)
15,303,117	DB	04/15/2020	NZD	14,897,352	USD	15,303,117	–	(405,765)
6,292,326	BAML	06/19/2020	NZD	6,108,788	USD	6,292,326	–	(183,538)
2,710,879	DB	04/15/2020	PLN	2,607,955	EUR	2,710,879	–	(102,924)
6,570,876	DB	04/15/2020	PLN	6,284,430	USD	6,570,876	–	(286,446)
441,841	DB	05/20/2020	PLN	442,237	USD	441,841	396	–
32,095,948	DB	04/15/2020	RUB	30,111,637	USD	32,095,948	–	(1,984,311)
13,245,659	DB	04/15/2020	SEK	13,012,961	EUR	13,245,659	–	(232,698)
11,054,809	DB	04/15/2020	SEK	10,819,180	USD	11,054,809	–	(235,629)
961,069	DB	04/15/2020	SGD	964,102	USD	961,069	3,033	–
4,094,781	DB	04/15/2020	TRY	3,815,024	USD	4,094,781	–	(279,757)
8,187,258	DB	04/15/2020	ZAR	7,394,541	USD	8,187,258	–	(792,717)
Total Purchase Contracts				555,127,531		567,948,451	138,921	(12,959,841)

Sale Contracts:
$56,314,183	DB	04/15/2020	USD	$54,711,331	AUD	$56,314,183	$1,602,852	$–
52,306,043	BAML	06/19/2020	USD	51,103,152	AUD	52,306,043	1,202,891	–
33,704,125	DB	04/15/2020	USD	29,628,165	BRL	33,704,125	4,075,960	–
21,774,228	DB	04/15/2020	USD	21,861,233	CAD	21,774,228	–	(87,005)
73,166,327	BAML	06/19/2020	USD	72,947,161	CAD	73,166,327	219,166	–
16,009,830	DB	04/15/2020	USD	15,845,627	CHF	16,009,830	164,203	–
12,352,802	BAML	06/19/2020	USD	12,111,573	CHF	12,352,802	241,229	–
882,807	DB	04/15/2020	USD	857,927	CLP	882,807	24,880	–
478,714	DB	04/15/2020	USD	424,939	COP	478,714	53,775	–
22,879,324	DB	04/15/2020	NOK	22,555,857	EUR	22,879,324	323,467	–
2,710,879	DB	04/15/2020	PLN	2,703,613	EUR	2,710,879	7,266	–
13,245,659	DB	04/15/2020	SEK	13,109,764	EUR	13,245,659	135,895	–
31,049,392	DB	04/15/2020	USD	31,152,243	EUR	31,049,392	–	(102,851)
107,372,860	BAML	06/19/2020	USD	106,648,892	EUR	107,372,860	723,968	–
50,926,107	DB	04/15/2020	USD	50,928,882	GBP	50,926,107	–	(2,775)
1,662,720	BAML	06/19/2020	USD	1,641,849	GBP	1,662,720	20,871	–
3,397,648	DB	04/16/2020	USD	3,378,819	ILS	3,397,648	18,829	–
3,871,258	DB	04/15/2020	USD	3,776,563	INR	3,871,258	94,695	–
52,835,621	DB	04/15/2020	USD	53,075,776	JPY	52,835,621	–	(240,155)
75,799,151	BAML	06/19/2020	USD	74,810,431	JPY	75,799,151	988,720	–
3,403,293	DB	04/16/2020	USD	3,378,733	KRW	3,403,293	24,560	–
14,647,716	DB	04/15/2020	USD	13,698,279	MXN	14,647,716	949,437	–
3,998,676	BAML	06/19/2020	USD	3,718,438	MXN	3,998,676	280,238	–
24,180,958	DB	04/15/2020	EUR	22,325,901	NOK	24,180,958	1,855,057	–
14,356,248	DB	04/15/2020	USD	13,736,085	NOK	14,356,248	620,163	–
23,982,617	DB	04/15/2020	USD	23,935,995	NZD	23,982,617	46,622	–
22,847,732	BAML	06/19/2020	USD	22,449,976	NZD	22,847,732	397,756	–
3,939,252	DB	04/15/2020	EUR	3,810,373	PLN	3,939,252	128,879	–
6,344,642	DB	04/15/2020	USD	6,284,430	PLN	6,344,642	60,212	–
40,045,735	DB	04/15/2020	USD	37,157,599	RUB	40,045,735	2,888,136	–
11,375,274	DB	04/15/2020	EUR	11,268,639	SEK	11,375,274	106,635	–
11,196,422	DB	04/15/2020	USD	11,058,842	SEK	11,196,422	137,580	–
3,383,642	DB	04/15/2020	USD	3,413,063	SGD	3,383,642	–	(29,421)
9,848,708	DB	04/15/2020	USD	9,564,660	TRY	9,848,708	284,048	–
6,165,327	DB	04/15/2020	USD	5,798,721	ZAR	6,165,327	366,606	–
Total Sale Contracts				814,873,531		832,455,920	18,044,596	(462,207)
Net Forward Currency Contracts				$(259,746,000)		$(264,507,469)	$18,183,517	$(13,422,048)
Net Unrealized Appreciation							$4,761,469

Counterparty Abbreviations:
BAML	Bank of America Merrill Lynch
DB	Deutsche Bank

Currency Abbreviations:
AUD	AUSTRALIAN DOLLAR	ILS	ISRAELI NEW SHEQEL	RUB	RUSSIAN RUBLE
BRL	BRAZILIAN REAL	INR	INDIAN RUPEE	SEK	SWEDISH KRONA
CAD	CANADIAN DOLLAR	JPY	JAPANESE YEN	SGD	SINGAPORE DOLLAR
CHF	SWISS FRANC	KRW	SOUTH KOREAN WON	TRY	TURKISH LIRA
CLP	CHILEAN PESO	MXN	MEXICAN PESO	USD	U.S. DOLLAR
COP	COLOMBIAN PESO	NOK	NORWEGIAN KRONE	ZAR	SOUTH AFRICAN RAND
EUR	EURO	NZD	NEW ZEALAND DOLLAR
GBP	BRITISH POUND	PLN	POLISH ZLOTY

LoCorr Macro Strategies Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2020 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
90 Day Euro	263	Mar-21	$65,562,613	$65,496,493	$66,120	$-
90 Day Euro	208	Dec-20	51,823,200	51,790,093	33,107	-
90 Day Euro	1,568	Jun-21	390,863,200	388,791,620	2,071,580	-
90 Day Euro	247	Sep-21	61,561,663	61,467,143	94,520	-
90 Day Euro	238	Dec-21	59,306,625	59,189,803	116,822	-
90 Day Euro	229	Mar-22	57,052,488	56,934,939	117,549	-
90 Day Euro	200	Jun-22	49,807,500	49,705,493	102,007	-
90 Day Sterling	965	Jun-21	149,333,537	149,016,158	317,379	-
Aluminum - 90 Day Settlement (a)(b)	2	Apr-20	74,798	91,613	-	(16,815)
Aluminum - 90 Day Settlement (a)(b)	1	Apr-20	37,623	45,780	-	(8,157)
Aluminum - 90 Day Settlement (a)(b)	1	May-20	37,856	42,661	-	(4,805)
Aluminum - 90 Day Settlement (a)(b)	1	May-20	37,925	42,073	-	(4,148)
Aluminum - 90 Day Settlement (a)(b)	2	Jun-20	75,954	85,486	-	(9,532)
Aluminum - 90 Day Settlement (a)(b)	1	Jun-20	38,020	41,557	-	(3,537)
Aluminum - 90 Day Settlement (a)(b)	1	Jun-20	38,030	42,172	-	(4,142)
Aluminum - 90 Day Settlement (a)(b)	2	Jun-20	76,072	84,408	-	(8,336)
Aluminum - 90 Day Settlement (a)(b)	1	Jun-20	38,057	41,622	-	(3,565)
Aluminum - 90 Day Settlement (a)(b)	1	Jun-20	38,063	41,095	-	(3,032)
Aluminum - 90 Day Settlement (a)(b)	2	Jun-20	76,125	80,107	-	(3,982)
Aluminum - 90 Day Settlement (a)(b)	1	Jun-20	38,118	38,393	-	(275)
Aluminum (a)(b)	175	Jun-20	6,660,938	7,299,885	-	(638,947)
Amsterdam Exchange Index	4	Apr-20	425,878	412,016	13,862	-
Australian 10 Yr Bond	319	Jun-20	29,552,415	29,557,147	-	(4,732)
Australian 3 Yr Bond	288	Jun-20	20,745,755	20,699,757	45,998	-
CAC 40 10 Euro Index	18	Apr-20	872,505	857,795	14,710	-
Canadian 10 Yr Bond	524	Jun-20	54,786,726	53,100,286	1,686,440	-
CBOE Volatility Index	16	Apr-20	748,400	782,128	-	(33,728)
CBOE Volatility Index	7	May-20	286,475	288,313	-	(1,838)
CBOE Volatility Index	2	Jun-20	74,450	72,004	2,446	-
CBOE Volatility Index	1	Jul-20	33,925	36,452	-	(2,527)
Cocoa (ICE) (a)	77	May-20	1,677,552	1,905,601	-	(228,049)
Cocoa (NYBOT) (a)	21	May-20	472,290	471,941	349	-
Copper - 90 Day Settlement (a)(b)	1	Apr-20	123,629	145,114	-	(21,485)
Copper - 90 Day Settlement (a)(b)	1	Apr-20	123,638	142,764	-	(19,126)
Copper - 90 Day Settlement (a)(b)	1	Apr-20	123,647	141,368	-	(17,721)
Copper - 90 Day Settlement (a)(b)	1	Apr-20	123,656	139,448	-	(15,792)
Copper - 90 Day Settlement (a)(b)	1	May-20	123,676	139,931	-	(16,255)
Copper - 90 Day Settlement (a)(b)	1	May-20	123,700	143,361	-	(19,661)
Copper - 90 Day Settlement (a)(b)	1	May-20	123,684	144,268	-	(20,584)
Copper - 90 Day Settlement (a)(b)	1	May-20	123,631	143,733	-	(20,102)
Copper - 90 Day Settlement (a)(b)	1	Jun-20	123,717	142,488	-	(18,771)
Copper - 90 Day Settlement (a)(b)	1	Jun-20	123,781	132,274	-	(8,493)
Copper - 90 Day Settlement (a)(b)	1	Jun-20	123,700	120,159	3,541	-
Copper - 90 Day Settlement (a)(b)	1	Jun-20	123,734	119,268	4,466	-
Copper - 90 Day Settlement (a)(b)	1	Jun-20	123,775	119,124	4,651	-
Copper (a)(b)	149	Jun-20	18,441,544	19,465,634	-	(1,024,090)
Copper (a)	4	May-20	222,800	222,347	453	-
DAX Index	19	Jun-20	5,190,319	4,742,578	447,741	-
Dollar	38	Jun-20	3,765,496	3,687,935	77,561	-
Euro-Bobl	857	Jun-20	127,798,575	127,866,723	-	(68,148)
Euro-BTP	7	Jun-20	1,091,728	1,096,486	-	(4,758)
Euro-Bund	149	Jun-20	28,348,947	28,378,420	-	(29,473)
Euro-Buxl 30 Yr Bond	30	Jun-20	6,944,965	6,959,693	-	(14,728)
Euro-OAT	82	Jun-20	15,122,113	15,171,102	-	(48,989)
Euro-Schatz	150	Jun-20	18,560,163	18,602,078	-	(41,915)
Euro-Stoxx 50 Index	230	Jun-20	6,968,236	6,274,707	693,529	-
FTSE 100 Index	41	Jun-20	2,869,934	2,788,198	81,736	-
FTSE China A50 Index	32	Apr-20	403,200	400,349	2,851	-
Gold (a)	144	Jun-20	22,991,040	23,623,608	-	(632,568)
Hang Seng Index	47	Apr-20	7,189,965	7,093,398	96,567	-
Hard Red Wheat (a)	15	Jul-20	374,625	351,753	22,872	-
H-Shares Index	67	Apr-20	4,162,897	4,106,437	56,460	-
Japanese 10 Yr Bond	7	Jun-20	9,932,481	9,909,907	22,574	-
Japanese Yen	1	Jun-20	116,494	116,396	98	-
Lead - 90 Day Settlement (a)(b)	1	Apr-20	43,385	47,776	-	(4,391)
Lead - 90 Day Settlement (a)(b)	1	Jun-20	43,561	42,724	837	-

Lead (a)(b)	13	Jun-20	566,313	587,432	-	(21,119)
Lean Hogs (a)	7	Jun-20	168,910	167,316	1,594	-
Live Cattle (a)	7	Jun-20	257,810	248,456	9,354	-
Long Gilt	406	Jun-20	68,679,452	68,123,709	555,743	-
MSCI Emerging Markets Index	55	Jun-20	2,317,975	2,276,420	41,555	-
MSCI Taiwan Index	17	Apr-20	630,700	624,034	6,666	-
Nasdaq 100 E-Mini Index	126	Jun-20	19,621,350	19,619,384	1,966	-
Nickel - 90 Day Settlement (a)(b)	1	Apr-20	68,701	76,211	-	(7,510)
Nickel - 90 Day Settlement (a)(b)	1	May-20	68,810	73,199	-	(4,389)
Nickel - 90 Day Settlement (a)(b)	1	Jun-20	68,859	75,330	-	(6,471)
Nickel - 90 Day Settlement (a)(b)	1	Jun-20	68,862	75,309	-	(6,447)
Nickel - 90 Day Settlement (a)(b)	1	Jun-20	68,874	71,293	-	(2,419)
Nickel - 90 Day Settlement (a)(b)	1	Jun-20	68,877	72,327	-	(3,450)
Nickel (a)(b)	18	Jun-20	1,239,786	1,291,515	-	(51,729)
Nikkei 225 Index (OSE)	4	Jun-20	703,836	735,091	-	(31,255)
OMX Stockholm 30 Index	35	Apr-20	523,626	513,837	9,789	-
Platinum (a)	3	Jul-20	109,485	109,350	135	-
Russell 2000 Mini Index	18	Jun-20	1,032,840	1,036,396	-	(3,556)
S&P 500 E-Mini Index	115	Jun-20	14,775,775	15,349,711	-	(573,936)
S&P/TSX 60 Index	1	Jun-20	115,711	110,212	5,499	-
SET 50 Index	39	Jun-20	176,571	172,837	3,734	-
SGX Nifty 50 Index	14	Apr-20	239,974	236,589	3,385	-
Silver (a)	79	May-20	5,591,620	6,698,604	-	(1,106,984)
Silver (a)	22	May-20	1,557,160	1,591,464	-	(34,304)
Soybean (a)	5	May-20	221,500	220,974	526	-
Soybean Meal (a)	67	May-20	2,154,050	2,061,948	92,102	-
Soybean Meal (a)	67	May-20	2,154,050	2,061,948	92,102	-
Soybean Oil (a)	47	May-20	761,682	843,746	-	(82,064)
Sugar (a)	117	Jul-20	1,375,920	1,458,821	-	(82,901)
Swiss Franc	3	Jun-20	390,638	393,155	-	(2,517)
Tokyo Price Index	32	Jun-20	4,175,401	4,146,969	28,432	-
TWSE Capitalization Weighted Stock Index	16	Apr-20	1,015,294	1,004,378	10,916	-
U.S. 10 Yr Note	224	Jun-20	31,066,000	30,089,238	976,762	-
U.S. 2 Yr Note	1,304	Jun-20	287,379,186	284,955,746	2,423,440	-
U.S. 5 Yr Note	1,156	Jun-20	144,915,440	144,140,756	774,684	-
U.S. Long Bond	122	Jun-20	21,845,625	21,400,513	445,112	-
U.S. Ultra Bond	4	Jun-20	887,500	893,348	-	(5,848)
Wheat (a)	237	May-20	6,739,688	6,559,605	180,083	-
Wheat (a)	6	May-20	170,625	173,238	-	(2,613)
Zinc - 90 Day Settlement (a)(b)	1	Apr-20	47,470	61,323	-	(13,853)
Zinc - 90 Day Settlement (a)(b)	1	Apr-20	47,499	54,948	-	(7,449)
Zinc - 90 Day Settlement (a)(b)	1	May-20	47,518	54,793	-	(7,275)
Zinc - 90 Day Settlement (a)(b)	3	Jun-20	142,804	150,947	-	(8,143)
Zinc - 90 Day Settlement (a)(b)	1	Jun-20	47,604	50,116	-	(2,512)
Zinc - 90 Day Settlement (a)(b)	2	Jun-20	95,233	97,656	-	(2,423)
Zinc (a)(b)	187	Jun-20	8,904,706	9,189,600	-	(284,894)
Total Purchase Contracts					11,862,405	(5,383,258)

Sale Contracts:
10 Yr Mini JGB	(9)	Jun-20	$1,277,703	$1,287,379	$9,676	$-
3 Mo Euro Euribor	(159)	Jun-21	44,017,853	44,057,065	39,212	-
Aluminum - 90 Day Settlement (a)(b)	(2)	Apr-20	74,798	91,141	16,343	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Apr-20	37,623	45,298	7,675	-
Aluminum - 90 Day Settlement (a)(b)	(1)	May-20	37,856	42,604	4,748	-
Aluminum - 90 Day Settlement (a)(b)	(1)	May-20	37,925	41,767	3,842	-
Aluminum - 90 Day Settlement (a)(b)	(2)	Jun-20	75,954	85,042	9,088	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Jun-20	38,020	42,180	4,160	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Jun-20	38,030	42,242	4,212	-
Aluminum - 90 Day Settlement (a)(b)	(2)	Jun-20	76,072	84,586	8,514	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Jun-20	38,057	41,728	3,671	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Jun-20	38,063	41,373	3,310	-
Aluminum - 90 Day Settlement (a)(b)	(2)	Jun-20	76,125	80,734	4,609	-
Aluminum - 90 Day Settlement (a)(b)	(1)	Jun-20	38,118	38,426	308	-
Aluminum (a)(b)	(298)	Jun-20	11,342,625	12,594,392	1,251,767	-
Australian Dollar	(49)	Jun-20	3,010,070	2,978,762	-	(31,308)
Bovespa Index	(30)	Apr-20	420,246	438,021	17,775	-
Brent Crude (a)	(299)	Jun-20	7,878,650	9,048,300	1,169,650	-
Brent Crude (a)	(56)	Jul-20	1,660,960	1,747,947	86,987	-
Brent Crude (a)	(16)	Aug-20	515,840	523,609	7,769	-
Brent Crude (a)	(8)	Sep-20	273,040	272,300	-	(740)
Brent Crude (a)	(4)	Oct-20	141,960	136,615	-	(5,345)
Brent Crude (a)	(3)	Nov-20	109,200	105,876	-	(3,324)
British Pound	(123)	Jun-20	9,575,550	9,572,203	-	(3,347)

Canadian Dollar	(44)	Jun-20	3,125,980	3,112,299	-	(13,681)
Coffee (a)	(23)	Jul-20	1,038,019	1,026,110	-	(11,909)
Copper - 90 Day Settlement (a)(b)	(1)	Apr-20	123,629	145,573	21,944	-
Copper - 90 Day Settlement (a)(b)	(1)	Apr-20	123,638	143,181	19,543	-
Copper - 90 Day Settlement (a)(b)	(1)	Apr-20	123,647	142,693	19,046	-
Copper - 90 Day Settlement (a)(b)	(1)	Apr-20	123,656	139,633	15,977	-
Copper - 90 Day Settlement (a)(b)	(1)	May-20	123,676	139,770	16,094	-
Copper - 90 Day Settlement (a)(b)	(1)	May-20	123,700	143,085	19,385	-
Copper - 90 Day Settlement (a)(b)	(1)	May-20	123,684	143,953	20,269	-
Copper - 90 Day Settlement (a)(b)	(1)	May-20	123,631	142,275	18,644	-
Copper - 90 Day Settlement (a)(b)	(1)	Jun-20	123,717	141,749	18,032	-
Copper - 90 Day Settlement (a)(b)	(1)	Jun-20	123,781	133,683	9,902	-
Copper - 90 Day Settlement (a)(b)	(1)	Jun-20	123,700	122,787	-	(913)
Copper - 90 Day Settlement (a)(b)	(1)	Jun-20	123,734	121,197	-	(2,537)
Copper - 90 Day Settlement (a)(b)	(1)	Jun-20	123,775	119,307	-	(4,468)
Copper (a)(b)	(206)	Jun-20	25,496,363	29,205,622	3,709,259	-
Copper (a)	(29)	May-20	1,615,300	1,605,636	-	(9,664)
Corn (a)	(412)	May-20	7,019,450	7,635,109	615,659	-
Cotton No.2 (a)	(12)	May-20	306,780	306,241	-	(539)
Cotton No.2 (a)	(17)	Jul-20	432,650	442,233	9,583	-
DAX Index	(16)	Jun-20	4,370,795	4,325,845	-	(44,950)
Dow Jones Industrial Average Mini E-Cbot Index	(21)	Jun-20	2,283,855	2,340,190	56,335	-
Euro-Bobl	(60)	Jun-20	8,947,392	8,947,032	-	(360)
Euro-Stoxx 50 Index	(199)	Jun-20	6,029,039	5,951,169	-	(77,870)
FTSE 100 Index	(218)	Jun-20	15,259,649	14,613,335	-	(646,314)
FTSE/JSE Top 40 Index	(3)	Jun-20	68,838	67,416	-	(1,422)
Gasoline RBOB (a)	(160)	May-20	3,982,944	3,961,937	-	(21,007)
Gasoline RBOB (a)	(42)	Jun-20	1,162,476	1,106,751	-	(55,725)
Gasoline RBOB (a)	(12)	Jul-20	361,116	343,912	-	(17,204)
Gasoline RBOB (a)	(6)	Aug-20	192,326	181,912	-	(10,414)
Hang Seng Index	(52)	Apr-20	7,954,855	7,842,121	-	(112,734)
Hard Red Wheat (a)	(23)	May-20	566,950	559,135	-	(7,815)
Hard Red Wheat (a)	(23)	May-20	566,950	559,135	-	(7,815)
Heating Oil (a)	(189)	May-20	7,949,907	8,251,236	301,329	-
Heating Oil (a)	(19)	Jun-20	812,045	821,944	9,899	-
Heating Oil (a)	(4)	Jul-20	174,972	176,267	1,295	-
Heating Oil (a)	(3)	Aug-20	135,311	137,456	2,145	-
Japanese 10 Yr Bond	(35)	Jun-20	49,662,404	50,505,655	843,251	-
Lead - 90 Day Settlement (a)(b)	(1)	Apr-20	43,385	48,059	4,674	-
Lead - 90 Day Settlement (a)(b)	(1)	Jun-20	43,561	42,957	-	(604)
Lead (a)(b)	(16)	Jun-20	697,000	710,372	13,372	-
Low Sulphur Gasoil (a)	(251)	May-20	7,398,225	7,566,592	168,367	-
Low Sulphur Gasoil (a)	(56)	Jun-20	1,689,800	1,715,477	25,677	-
Low Sulphur Gasoil (a)	(10)	Jul-20	310,500	314,937	4,437	-
MSCI EAFE Index	(16)	Jun-20	1,247,440	1,215,650	-	(31,790)
Natural Gas (a)	(249)	May-20	4,083,600	4,215,483	131,883	-
Natural Gas (a)	(65)	Jun-20	1,141,400	1,161,041	19,641	-
Natural Gas (a)	(44)	Jul-20	841,280	846,572	5,292	-
Natural Gas (a)	(27)	Aug-20	534,060	527,456	-	(6,604)
Natural Gas (a)	(10)	Sep-20	200,600	201,360	760	-
Nickel - 90 Day Settlement (a)(b)	(1)	Apr-20	68,701	76,411	7,710	-
Nickel - 90 Day Settlement (a)(b)	(1)	May-20	68,810	73,108	4,298	-
Nickel - 90 Day Settlement (a)(b)	(1)	Jun-20	68,859	75,326	6,467	-
Nickel - 90 Day Settlement (a)(b)	(1)	Jun-20	68,862	75,314	6,452	-
Nickel - 90 Day Settlement (a)(b)	(1)	Jun-20	68,874	72,733	3,859	-
Nickel - 90 Day Settlement (a)(b)	(1)	Jun-20	68,877	71,939	3,062	-
Nickel (a)(b)	(26)	Jun-20	1,790,802	1,894,894	104,092	-
Nikkei 225 Index (OSE)	(3)	Jun-20	527,877	530,471	2,594	-
Nikkei 225 Index (SGX)	(16)	Jun-20	1,398,744	1,404,861	6,117	-
Russell 2000 Mini Index	(49)	Jun-20	2,811,620	2,799,114	-	(12,506)
S&P 500 E-Mini Index	(20)	Jun-20	2,569,700	2,593,828	24,128	-
S&P MidCap 400 E-Mini Index	(7)	Jun-20	1,006,460	998,809	-	(7,651)
Silver (a)	(5)	May-20	353,900	358,388	4,488	-
Soybean (a)	(197)	May-20	8,727,100	8,849,402	122,302	-
Soybean Meal (a)	(87)	May-20	2,797,050	2,620,784	-	(176,266)
Soybean Oil (a)	(22)	May-20	356,532	351,455	-	(5,077)
SPI 200 Index	(3)	Jun-20	235,691	234,750	-	(941)
Sugar (a)	(242)	May-20	2,824,237	3,021,183	196,946	-
Tokyo Price Index	(75)	Jun-20	9,786,096	9,845,015	58,919	-
WTI Crude (a)	(309)	May-20	6,328,320	7,777,793	1,449,473	-
WTI Crude (a)	(63)	Jun-20	1,544,130	1,577,276	33,146	-
WTI Crude (a)	(17)	Jul-20	470,730	474,767	4,037	-
WTI Crude (a)	(7)	Aug-20	208,530	206,296	-	(2,234)
WTI Crude (a)	(5)	Sep-20	155,600	154,960	-	(640)

WTI Crude (a)	(3)	Oct-20	96,240	94,004	-	(2,236)
WTI Crude (a)	(1)	Nov-20	32,910	33,088	178	-
Zinc - 90 Day Settlement (a)(b)	(1)	Apr-20	47,470	60,312	12,842	-
Zinc - 90 Day Settlement (a)(b)	(1)	Apr-20	47,499	54,880	7,381	-
Zinc - 90 Day Settlement (a)(b)	(1)	May-20	47,518	54,748	7,230	-
Zinc - 90 Day Settlement (a)(b)	(3)	Jun-20	142,804	150,685	7,881	-
Zinc - 90 Day Settlement (a)(b)	(1)	Jun-20	47,604	50,258	2,654	-
Zinc - 90 Day Settlement (a)(b)	(2)	Jun-20	95,233	97,852	2,619	-
Zinc (a)(b)	(262)	Jun-20	12,476,113	13,924,331	1,448,218	-
Total Sale Contracts					12,282,103	(1,337,954)
Total Futures Contracts					$24,144,508	$(6,721,212)
Net Unrealized Appreciation					$17,423,296

(a)	Contract held by LCMFS Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

COMEX	Commodity Exchange, Inc.
ICE	Intercontinental Exchange
NYBOT	New York Board of Trade
OSE	Osaka Securities Exchange
SGX	Singapore Exchange Limited

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are   traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of   the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of March 31, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$105,437,620	$-	$105,437,620
Corporate Bonds	-	205,959,373	-	205,959,373
Mortgage Backed Securities	-	137,854,660	-	137,854,660
Municipal Bonds	-	15,284,076	-	15,284,076
U.S. Government Agency Issues	-	77,221,530	-	77,221,530
U.S. Government Notes	-	262,809,877	-	262,809,877
Short Term Investments	57,981,956	10,105,976	-	68,087,932
Total Investments	$57,981,956	$814,673,112	$-	$872,655,068

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(12,820,920)	$-	$(12,820,920)
Sale	-	17,582,389	-	17,582,389
Total Forward Currency Contracts	-	4,761,469	-	4,761,469
Futures Contracts
Long	6,479,147	-	-	6,479,147
Short	10,944,149	-	-	10,944,149
Total Futures Contracts	17,423,296	-	-	17,423,296
Total Other Financial Instruments	$17,423,296	$4,761,469	$-	$22,184,765

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation at March 31, 2020.

The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.